Expense Example, No Redemption {- Fidelity Sustainable Core Plus Bond Fund} - NF_08.31 Fidelity Sustainable Core Plus Bond Fund AMCIZ PRO-01 - Fidelity Sustainable Core Plus Bond Fund	Apr. 12, 2022 USD ($)
Fidelity Advisor Sustainable Core Plus Bond Fund: Class A
Expense Example, No Redemption:
1 Year	$ 474
3 Years	630
Fidelity Advisor Sustainable Core Plus Bond Fund: Class M
Expense Example, No Redemption:
1 Year	474
3 Years	630
Fidelity Advisor Sustainable Core Plus Bond Fund: Class C
Expense Example, No Redemption:
1 Year	153
3 Years	474
Fidelity Advisor Sustainable Core Plus Bond Fund: Class I
Expense Example, No Redemption:
1 Year	46
3 Years	151
Fidelity Advisor Sustainable Core Plus Bond Fund: Class Z
Expense Example, No Redemption:
1 Year	37
3 Years	$ 121